Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes.
Schedule of components of the income tax provision

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current	854,886	1,551,288	561,041	76,862
Deferred	32,496	—	(15,330)	(2,100)
Total provision for income taxes	887,382	1,551,288	545,711	74,762

Schedule of reconciliation of China statutory rates to the Group's effective tax rate

	For the years ended December 31,
	2022	2023	2024
Statutory rate in the PRC	25.0%	25.0%	25.0%
Effect of the PRC preferential tax rate	(10.0)%	(10.3)%	(11.9)%
R&D additional deduction	(0.9)%	(0.8)%	(1.5)%
Reversal due to tax period difference	0.0%	0.0%	(14.3)%
Changes in valuation allowance	0.0%	0.0%	1.1%
Non-deductible expenses*	0.1%	0.1%	10.5%
Effective tax rate	14.2%	14.0%	8.9%
*	Non-deductible expenses mainly represent expenditures not deductible for PRC tax purposes.

Schedule of taxes payable

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Income tax payable	2,374,432	1,613,840	221,096
Value-added tax payable	554,939	359,420	49,240
Total taxes payable	2,929,371	1,973,260	270,336